Cash and Cash Equivalents, Short Term Deposits and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents, Short Term Deposits and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents
	December 31
	2023	2022
	USD in thousands
Cash and cash equivalents	9,357	20,065
Short term deposits	12	859
Restricted cash	166	185
	9,535	21,109

Schedule of Cash and Cash Equivalents, Short Term Deposits and Restricted Cash Denominated	The currencies in which the cash and cash equivalents, short term deposits and restricted cash are denominated or to which they are linked are as follows:
	December 31
	2023	2022
	USD in thousands
USD	7,814	14,680
NIS	1,510	6,428
GBP	167	-
Other currencies	44	1
	9,535	21,109